Simple agreements for future equity	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Simple agreements for future equity

8. Simple agreements for future equity

The Company has entered into SAFEs with various investors that were classified as liabilities on the Company’s balance sheets and accounted for at fair value, subject to remeasurement each reporting period. Each SAFEs has no maturity date, does not bear any interest and provides the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions are triggered.

During the period from October 2022 through March 31, 2026, the Company entered into Simple Agreements for Future Equity with third-party investors, receiving aggregate gross proceeds of $14,092,500. For the nine months ended March 31, 2025 and 2026, the Company received SAFEs proceeds of $4,275,000 and $3,500,000, respectively, with nil and $3,000,000 received in USDC, respectively. No issuance costs were incurred in connection with these arrangements. As of the date these unaudited condensed consolidated financial statements are issued, none of the SAFEs have been settled or converted.

The SAFEs agreements grant investors the right to participate in the Company’s future equity financing events. The agreements contain various conversion and redemption provisions, including conversion upon an equity financing event, as well as settlement in the event of a liquidity event or dissolution of the Company. Key terms of the SAFEs are as follows:

Equity Financing – Upon the occurrence of an equity financing event, each SAFEs automatically converts into a greater of (i) the number of shares of preferred stock equal to SAFEs purchase amount divided by the lowest price per share paid for the standard preferred stock or (ii) the number of shares of preferred stock equal to the SAFEs purchase amount divided by the SAFEs price.

●	“SAFEs price” means is calculated by dividing a fixed post-money valuation cap by the Company capitalization, a defined term that includes all outstanding equity and convertible instruments.

●	“Equity Financing” means a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells preferred share at a fixed valuation, including but not limited to, a pre-money or post-money valuation.

Not all SAFEs agreements contain the equity financing conversion provision described above. Certain SAFEs are structured without an Equity Financing conversion feature and are generally settled only upon a Liquidity Event or a Dissolution Event (as defined in the respective SAFEs agreements). The Company considered the contractual terms of the SAFEs, including whether an Equity Financing conversion feature is present and the settlement provisions upon a Liquidity Event or a Dissolution Event, in the valuation and measurement of these instruments. As of March 31, 2026, SAFEs with an aggregate purchase amount of $13,632,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.

The Company does not have any preferred stock outstanding as of the date these unaudited condensed consolidated financial statements are issued; therefore, an equity financing event has not been triggered.

Liquidity Event – If there is a liquidity event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to the greater of (i) SAFEs purchase amount, or (ii) the amount payable on the number of shares of ordinary shares equal to the purchase amount divided by the Liquidity Price.

●	“Liquidity Price” is calculated by dividing the post-money valuation cap by the separately defined capital base, referred to as “liquidity capitalization” in the SAFEs agreements.

●	“Liquidity Event” means a change of control, a direct Listing or an initial public offering.

Dissolution Event – If there is a dissolution event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to receive a portion of proceeds equal to SAFEs purchase amount.

The Company classifies its SAFEs as financial liabilities measured at fair value. Since the value of these instruments depends on significant unobservable inputs, including future financing activities and liquidity events, they are classified as Level 3 within the fair value hierarchy.

The fair value measurement utilizes a combined scenario analysis and financial instrument decomposition approach. Based on management’s assessment of the Company’s prospects, probability distributions are assigned to potential settlement-triggering events. Valuation is performed using a “debt plus option” model: the debt component is valued using a discounted cash flow method with key assumptions including expected settlement timing, risk-free interest rate, and credit spread; the embedded conversion right is treated as a call option and valued using the Black-Scholes model, with key inputs including the fair value of ordinary shares, expected term, and volatility. The overall fair value represents the probability-weighted sum across all scenarios, supported by an independent third-party valuation specialist.

As of June 30, 2025 and March 31, 2026, the SAFE liabilities were measured at fair value using the above Level 3 methodology. Significant unobservable inputs—including timing of events, volatility, and credit spreads—are based on management’s reasonable estimates as of each valuation date.

The following tables set forth a summary of the activity of the SAFE liabilities, respectively, which represents a recurring fair value measurement at the end of each reporting period:

Amount
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,275,000
Change in fair value	3,716,052
Balance at March 31, 2025	$17,312,616

Balance at June 30, 2025	$18,243,885
Issuance of simple agreements for future equity	3,500,000
Change in fair value	5,098,320
Balance at March 31, 2026	$26,842,205

Subsequent to March 31, 2026 (see Note 1), in connection with the proposed business combination, the outstanding SAFEs are expected to be settled upon the closing of the transaction (the “Closing”). Pursuant to their terms, if a SPAC transaction occurs prior to the termination of the SAFEs, each SAFE will automatically convert at the Closing into the right to receive Class A ordinary shares of PubCo.

At the Closing of the BCA transaction, each SAFE is expected to convert into Class A shares of PubCo, if the amount payable of $26,842,205 is greater than the purchase amount.

9. Simple agreements for future equity

The Company has entered into SAFEs with various investors that were classified as liabilities on the Company’s balance sheets and accounted for at fair value, subject to remeasurement each reporting period. Each SAFEs has no maturity date, does not bear any interest and provides the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions are triggered.

During the period from October 2022 through June 2025, the Company entered into Simple Agreements for Future Equity with third-party investors, receiving aggregate gross proceeds of $10,592,500. Of this amount, $5,685,000 and $4,307,500 were recorded in the fiscal years ended June 30, 2024 and 2025, respectively. Subsequent to June 30, 2025, the Company received additional SAFEs proceeds of $500,000, resulting in cumulative proceeds of $11,092,500 as of the date of this report. No issuance costs were incurred in connection with these arrangements. As of the date these financial statements are issued, none of the SAFEs have been settled or converted.

The SAFEs agreements grant investors the right to participate in the Company’s future equity financing events. The agreements contain various conversion and redemption provisions, including conversion upon an equity financing event, as well as settlement in the event of a liquidity event or dissolution of the Company. Key terms of the SAFEs are as follows:

Equity Financing – Upon the occurrence of an equity financing event, each SAFEs automatically converts into a greater of (i) the number of shares of preferred stock equal to SAFEs purchase amount divided by the lowest price per share paid for the standard preferred stock or (ii) the number of shares of preferred stock equal to the SAFEs purchase amount divided by the SAFEs price.

●	“SAFEs price” means is calculated by dividing a fixed post-money valuation cap by the Company capitalization, a defined term that includes all outstanding equity and convertible instruments.

●	“Equity Financing” means a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells preferred share at a fixed valuation, including but not limited to, a pre-money or post-money valuation.

Not all SAFEs agreements contain the equity financing conversion provision described above. Certain SAFEs are structured without an Equity Financing conversion feature and are generally settled only upon a Liquidity Event or a Dissolution Event (as defined in the respective SAFEs agreements). The Company considered the contractual terms of the SAFEs, including whether an Equity Financing conversion feature is present and the settlement provisions upon a Liquidity Event or a Dissolution Event, in the valuation and measurement of these instruments.

As of June 30, 2025, SAFEs with an aggregate purchase amount of $10,132,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.

The Company does not have any preferred stock outstanding as of February 11, 2026; therefore, an equity financing event has not been triggered.

Liquidity Event – If there is a liquidity event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to the greater of (i) SAFEs purchase amount, or (ii) the amount payable on the number of shares of ordinary shares equal to the purchase amount divided by the Liquidity Price.

●	“Liquidity Price” is calculated by dividing the post-money valuation cap by the separately defined capital base, referred to as “liquidity capitalization” in the SAFEs agreements.

●	“Liquidity Event” means a change of control, a direct Listing or an initial public offering.

Dissolution Event – If there is a dissolution event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to receive a portion of proceeds equal to SAFEs purchase amount.

The Company classifies its SAFEs as financial liabilities measured at fair value. Since the value of these instruments depends on significant unobservable inputs, including future financing activities and liquidity events, they are classified as Level 3 within the fair value hierarchy.

The fair value measurement utilizes a combined scenario analysis and financial instrument decomposition approach. Based on management’s assessment of the Company’s prospects, probability distributions are assigned to potential settlement-triggering events. Valuation is performed using a “debt plus option” model: the debt component is valued using a discounted cash flow method with key assumptions including expected settlement timing, risk-free interest rate, and credit spread; the embedded conversion right is treated as a call option and valued using the Black-Scholes model, with key inputs including the fair value of ordinary shares, expected term, and volatility. The overall fair value represents the probability-weighted sum across all scenarios, supported by an independent third-party valuation specialist.

As of June 30, 2024 and 2025, the SAFEs liabilities were measured at fair value using the above Level 3 methodology. Significant unobservable inputs—including timing of events, volatility, and credit spreads—are based on management’s reasonable estimates as of each valuation date.

The following tables set forth a summary of the activity of the SAFEs liabilities, respectively, which represents a recurring fair value measurement at the end of each reporting period:

Fair Value
Balance at June 30, 2023	$526,046
Issuance of simple agreements for future equity	5,685,000
Change in fair value	3,110,518
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,307,500
Change in fair value	4,614,821
Balance at June 30, 2025	$18,243,885

If and when the SAFEs are converted into equity, management currently expects that such conversion would be settled through transfers of existing ordinary shares held by the controlling shareholder, rather than through the issuance of new shares by the Company, subject to the final conversion terms and the relevant agreements. To the extent settled in this manner, the underlying ordinary shares are already included in the Company’s issued and outstanding shares as of the balance sheet date; therefore, such settlement would not be expected to increase the Company’s total issued and outstanding shares.

Subsequent to June 30, 2025 (see Note 1), in connection with the proposed business combination, the outstanding SAFEs are expected to be settled upon the closing of the transaction (the “Closing”). Pursuant to their terms, if a SPAC transaction occurs prior to the termination of the SAFEs, each SAFE will automatically convert at the Closing into the right to receive Class A ordinary shares of PubCo.

At the Closing of BCA transaction, each of SAFEs is expected to convert into the Class A shares of the PubCo without any action required by the SAFE holders.